Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

			Group
	31 December 2021	2020(1)	2019(1)
	£m	£m	£m
Staff costs:
Wages and salaries	745	788	801
Performance-related payments	183	97	159
Social security costs	112	101	111
Pensions costs: – defined contribution plans	64	66	66
–defined benefit plans(2)	38	38	35
Other share-based payments	—	—	—
Other personnel costs	41	33	40
	1,183	1,123	1,212
Other administration expenses	826	706	684
Depreciation, amortisation and impairment	501	561	543
Total	2,510	2,390	2,439
(1) Adjusted to reflect the presentation of discontinued operations as set out in Note 43.
(2) Pension costs for defined benefit plans include £5m for curtailment as set out in Note 30.

Deferred Performance Awards

	Costs recognised in 2021			Costs expected to be recognised in 2022 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	3	5	8	9	6	15
Shares	3	5	8	8	6	14
	6	10	16	17	12	29

Disclosure of Amount of Bonus Awarded to Employees

	Expenses charged in the year		Expenses deferred to future periods		Total
	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	156	77	—	—	156	77
–deferred	8	9	15	11	23	20
Shares award – not deferred	11	3	—	—	11	3
–deferred	8	8	14	11	22	19
Total discretionary bonus	183	97	29	22	212	119